9. LOANS PAYABLE	12 Months Ended
Dec. 31, 2025
Notes
9. LOANS PAYABLE

9.LOANS PAYABLE

The Company’s loans payable comprises revolving lines of credit, promissory notes, acquisition-related notes payable, SBA loans and convertible debentures. Certain loans are with related parties. Related party balances and transactions are further disclosed in Note 15.

Loan balances outstanding at year end are as follow:

Particulars	December 31, 2025	December 31, 2024
SBA Loan — Interactive Systems, Inc.	$ 717,015	$ 766,201
SBA Loan — ZooOffice, Inc.	210,118	225,025
SBFS LLC Loan dba RapidAdvance	-	52,379
GG Mars Capital, Inc. revolving line of credit	526,140	992,798
Star Financial Corporation revolving line of credit	850,182	1,394,839
Jennings Family Investments, Inc. revolving line of credit	4,105,476	3,921,087
LoneStella, LLC revolving line of credit	2,347	539,556
Nancy Cowden revolving line of credit	97,997	1,080,380
Notes payable related to 2025 business combinations (Refer Note 4)	10,495,561	-
Propal Investments, LLC loan	-	575,400
GG Mars Capital, Inc. debenture	248,636	235,874
TDBank - LOC (PsPortals)	-	124,696
Total loans payable	$ 17,256,413	$ 9,908,235
Current portion of loans payable	3,689,456	124,696
Non-current portion of loans payable	13,566,956	9,783,539

Key terms of significant Loans

Loan / facility	Nature / Key terms	Interest rate	Maturity	Security / guarantee
SBA Loan	SBA loan assumed on acquisition of Ecker	3.75%	September 2051	Unsecured / per loan agreement
SBA Loan	SBA loan assumed on acquisition of Zoo Office	3.50%	December 2052	Unsecured / per loan agreement
GG Mars Capital, Inc. Revolving Line of credit	Facility limit $10,000,000	8.00%	October 2034	Unsecured
Star Financial Corporation Revolving Line of credit	Facility limit $10,000,000	8.00%	October 2034	Unsecured
Jennings Family Investments, Inc. LOC	Facility limit $10,000,000	8.00%	October 2034	Unsecured
LoneStella, LLC LOC Revolving Line of credit	Facility limit $10,000,000	8.00%	October 2034	Unsecured
Nancy Cowden LOC Revolving Line of credit	Facility limit $8,000,000	8.00%	October 2034	Unsecured
GG Mars Capital, Inc. debenture	Related party convertible debenture	10.00%	January 2027	Unsecured
Notes payable related to 2025 business combinations	Acquisition consideration payable	6% to 8%	Various through 2028	Per acquisition agreements

The Epazz, Inc. convertible line of credit provides for borrowings up to $400,000 USD, bears interest at 6% per annum and expires on December 31, 2025. There were no amounts outstanding under this facility as of December 31, 2025 or December 31, 2024.

During 2025, the Company repaid the Propal Investments, LLC loan in full. The outstanding balance as of December 31, 2025 was $nil.

During 2025, the Company repaid the TD Bank – LOC (PsPortals) in full. The outstanding balance as of December 31, 2025 was $nil.

Convertible debt

Certain debts can be converted into the Company’s Common Stock at a 20% discount (10% in case of Othership conversion). The total number of shares issuable for convertible debt is 1,694,090 as of December 31, 2025. This assumes all potentially convertible debt was converted as of December 31, 2025. Other assumptions include a common stock market price of $3.20 USD or $4.392 per share on December 31, 2025, and a USD to Canadian dollar conversion rate $1.3726 as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on that date.

See table below for debt itemization. All amounts are in CAD in the table below.

Convertible debt	Carrying amount	Estimated shares issuable
GG Mars Capital, Inc. revolving line of credit	$ 526,140	149,733
Star Financial Corporation revolving line of credit	850,182	241,951
Jennings Family Investments, Inc. revolving line of credit	4,105,476	1,168,368
LoneStella, LLC revolving line of credit	2,347	668
Nancy Cowden revolving line of credit	97,997	27,889
GG Mars Capital, Inc. debenture	248,636	70,759
Othership note	100,000	34,722
Total	$ 5,930,778	1,694,090

The above calculation is based on the Company’s common share market price and exchange rate at December 31, 2025 and assumes conversion of all potentially convertible debt at that date.

Below listed lenders shall have an option to convert all or part of the balance into ZenaTech, Inc. preferred shares with a stated value of $3.00 or convert into ZenaTech, Inc. common stock at the last valuation of price per share or the lowest price traded within the last 30 days. Lenders have the option to convert all or part of the balance into ZenaTech common stock at twenty percent (20%) discount of the last valuation of share price or the lower price issued within the last 30 days. The conversion price is the price after applying the twenty percent (20%) discount off the market price. (10% in case of Othership conversion). The Company adjusts each month the derivatives for the conversions and the derivative finance expense.

The derivative financial liabilities as of December 31, 2025 were as follows:

Derivative liability	2025 $	2024 $
GG Mars Capital, Inc. note	131,535	248,189
Star Financial Corporation note	212,545	348,710
Jennings Family Investments, Inc. note	1,026,369	980,272
LoneStella, LLC note	587	134,889
GG Mars Capital, Inc. debenture	62,156	58,969
Nancy Cowden note	65,159	270,095
Othership note	24,430	-
Total derivative financial liabilities	1,469,648	2,041,134

During the year ended December 31, 2025, the Company recognized a derivative finance expense of $ 18,112,444 (Previous year $712,651) in profit or loss.